Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income	$ 435,670		$ 413,566		$ 311,580
Other comprehensive income:
Net gain on interest rate cash flow hedges	10,977	[1]	0		0
Net gain (loss) on commodity cash flow hedges	2,912	[1]	7,739	[1]	(4,283)	[1]
Reclassification of net gain on interest rate cash flow hedges to interest expense	(164)	[1]	(164)	[1]	(164)	[1]
Reclassification of net loss (gain) on commodity cash flow hedges to product sales revenues	(2,760)	[1]	(7,739)	[1]	5,438	[1]
Reclassification of loss on discontinuance of commodity cash flow hedge to product sales revenues	0		0		591	[1]
Settlement cost and amortization of prior service credit and actuarial loss	2,962	[1]	1,117	[1]	106	[1]
Adjustment to recognize the funded status of postretirement plans	(1,784)	[1]	(37,058)	[1]	(4,783)	[1]
Total other comprehensive income (loss)	12,143		(36,105)		(3,095)
Comprehensive income	447,813		377,461		308,485
Comprehensive loss attributable to non-controlling owners’ interest in consolidated subsidiaries	0		(63)		(397)
Comprehensive income attributable to partners’ capital	$ 447,813		$ 377,524		$ 308,882

[1]	Includes amounts allocated to the non-controlling owners' interest.